GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

One East Main Street

P.O. Box 2719

Madison, Wisconsin 53701-2719

Telephone:  (608) 257-3911  Fax:  (608) 257-0609

November 1, 2004

VIA EDGAR

Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C.  20549

RE:

NorCap Funds, Inc. (the “Fund”) (Registration Nos. 333-105287 and 811-21345)

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act, in accordance with Rule 497(j) under such Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund’s Post-Effective Amendment No. 1, and (ii) the text of the Fund’s Post-Effective Amendment No. 1 was filed electronically on October 21, 2004 (with an effective date of October 28, 2004).

Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Jake C. Blavat

Jake C. Blavat

cc:

Paul A. Perry

Marcia McKinney

Pamela M. Krill